ALLMERICA SELECT SEPARATE ACCOUNT II
                     ALLMERICA SELECT SEPARATE ACCOUNT III
                               GROUP VEL ACCOUNT
                              INHEIRITAGE ACCOUNT
                              SEPARATE ACCOUNT IMO
                                  VEL ACCOUNT
                                 VEL II ACCOUNT
                                       OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


         SUPPLEMENT DATED JUNE 5, 2002 TO PROSPECTUS DATED MAY 1, 2002

                                     * * *

Under the caption DIRECTORS AND OFFICERS, the information concerning Mark A. Hug is amended to read in its entirety as follows:

NAME AND POSITION WITH COMPANY                           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Mark A. Hug                                              Director (since 2001) and Vice President (since 2000) of First
Director, President and Chief Executive Officer          Allmerica; Senior Vice President of Life and Annuity Products
                                                         (1997-1999) for The Equitable Life Assurance Society

                                     * * *
                                                   SUPPLEMENT DATED JUNE 5, 2002